Audit Information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Audit Information [Abstract]
Auditor Name	KPMG LLP	PricewaterhouseCoopers LLP
Auditor Location	Vaughan, Canada	Toronto, Canada
Auditor Firm ID	85